FAIR VALUE MEASUREMENTS (Tables) - ConnectM Before Business Combination	12 Months Ended
Dec. 31, 2023
Schedule of fair value hierarchy for its financial assets and liabilities measured at fair value on a non-recurring basis

	December 31, 2023		December 31, 2022
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Secured Promissory Notes	$7,140,000	$6,737,792	$1,900,000	$1,457,711
Libertas	1,938,257	1,794,682	—	—
SBA Loans	768,956	254,614	775,000	215,424
PPP Loan	59,350	53,750	100,740	81,568
Vehicle Notes	497,957	395,887	281,003	208,491
Seller and Real Estate Notes	2,443,765	2,121,626	3,098,493	2,407,799
Related Party Notes	85,437	67,822	85,822	58,409
Total	$13,203,722	$11,426,173	$6,241,058	$4,429,402

Schedule of fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis

	December 31, 2023		December 31, 2022
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Convertible Debt	$2,178,685	$2,178,685	$1,304,131	$1,304,131